Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Provision (benefit) for income taxes

	Year Ended September 30,
	2011	2010	2009

Current	$47,791	$60,529	$21,361
Deferred	1,251	(19,137)	18,617

	$49,042	$41,392	$39,978

Components of deferred tax assets and liabilities

	As of September 30,
	2011	2010

Deferred tax assets:
Deferred revenue	$40,436	$37,304
Employee compensation and benefits	65,320	66,804
Intangible assets, computer software and intellectual property	16,882	21,184
Net operating loss carryforwards	136,940	144,830
Other	92,412	63,358

Total deferred tax assets	351,990	333,480
Valuation allowances(1)	(137,836)	(106,743)

Total deferred tax assets, net	214,154	226,737

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(36,640)	(37,521)
Intangible assets, computer software and intellectual property	(106,408)	(111,423)
Managed services costs	(11,110)	(13,898)
Other	(23,674)	(18,819)

Total deferred tax liabilities	(177,832)	(181,661)

Net deferred tax assets	$36,322	$45,076

(1)	Subsequent releases of the valuation allowance will be recognized through earnings.

Effective income tax rate varied from the statutory Guernsey tax rate

	Year Ended September 30,
	2011	2010	2009

Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes	12	11	11

Effective income tax rate	12%	11%	11%

Aggregate changes in balance of Company's gross unrecognized tax benefits

	Year Ended September 30,
	2011	2010

Balance at beginning of fiscal year	$118,662	$103,304
Additions based on tax positions related to the current year	19,849	19,883
Additions for tax positions of prior years(1)	3,548	19,832
Settlements with tax authorities	(5,231)	(20,703)
Lapse of statute of limitations	(3,967)	(3,654)

Balance at end of fiscal year	$132,861	$118,662

(1)	Additions for tax positions of prior years in fiscal 2010, primarily relates to immaterial acquisitions in fiscal 2010.